       As filed with the Securities and Exchange Commission on May 10, 2002.

                                                              File No. 333-94617
                                                                     811-3072-03

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 7
                                 TO THE FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust: Separate Account VL I

B.   Name of depositor: Hartford Life Insurance Company

C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty
     Hartford Life Insurance Company
     P.O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

     ___  immediately upon filing pursuant to paragraph (b) of Rule 485
     ___  on ______________, 2002 pursuant to paragraph (b) of Rule 485
     _X_  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on ________________  pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

The Prospectus (including all financial statements therein) is incorporated in
Part I of this Post-Effective Amendment No. 7, by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 333-94617), as filed on April 10, 2002 and declared effective on May 1, 2002.

A Supplement to the Prospectus, dated July __, 2002, is included in Part I of this Post-Effective Amendment.

                     STAG PROTECTOR VARIABLE UNIVERSAL LIFE
                             SEPARATE ACCOUNT VL I
                        HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED JULY __, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

The "Annual Charges Other Than Fund Operating Expenses" table under the Fee Tables section of the prospectus is deleted and replaced with the following table:

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED            POLICIES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance       Monthly.                  The charge is the maximum cost                  All
Charges                                           of insurance rate times the net
                                                  amount at risk. Maximum cost of
                                                  insurance rates are
                                                  individualized, depending on
                                                  issue age, sex, insurance class,
                                                  Initial Face Account,
                                                  substandard rating, and age of
                                                  policy.
                                                  The maximum monthly coi's for
                                                  unrated individuals ranges from
                                                  a minimum $.0567 per 1,000 per
                                                  month to a maximum of $83.333
                                                  per 1,000 per month.
Mortality and Expense   Monthly.                  (a) Per the Sub-Account                         All
Risk Charge                                       accumulated value:
                                                  - 1/12 of 0.75% per month for
                                                  policy years 1-10.
                                                  - 1/12 of 0.40% per month for
                                                  policy years 11-20, and
                                                  - 0.00% per month for policy
                                                  years after the 20th policy
                                                    year, and
                                                  (b) Per $1000 of initial Face
                                                  Amount during the first 10
                                                  policy years:
                                                  - individualized based on
                                                  insured's initial Face Amount,
                                                    issue age, sex, and insurance
                                                    class.
                                                  The monthly charge will be at
                                                  least $.0458 per 1,000 of
                                                  initial Face Amount but will not
                                                  exceed $.6917 per 1,000 of
                                                  initial Face Amount.
Administrative Charge   Monthly.                  $10, if your initial Face Amount                All
                                                  is below $100,000.
                                                  $7.50, if your initial Face
                                                  Amount is equal to or greater
                                                  than $100,000.
Rider Charges           Monthly.                  Individualized based on optional   Only those policies with benefits
                                                  rider selected as described in     provided by rider.
                                                  the rider.
                                                  For example, the charge for the
                                                  Enhanced No Lapse Guarantee
                                                  Rider ranges from a minimum of
                                                  $.01 per 1,000 of Face Amount
                                                  per month to a maximum of $.06
                                                  per 1,000 of Face Amount per
                                                  month based on the Insured's
                                                  age, sex, and insurance class.

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The following language is added under the subsection entitled "Optional Supplemental Benefits" in the "Your Policy" section of the prospectus:

- ENHANCED NO LAPSE GUARANTEE RIDER -- This rider allows you to choose a longer No Lapse Guarantee Period. It also provides an Additional No Lapse Protection Benefit.

  You may choose to extend the No Lapse Guarantee Period for the life of your policy, or you may choose one of the extended No Lapse Guarantee Periods described below:

  x If you choose to extend the No Lapse Guarantee Period and the insured is age 70 or younger, you may choose an extended No Lapse Guarantee Period that is the lesser of 20 years or until the insured is age 80.

  x If you choose to extend the No Lapse Guarantee Period and the insured is older than age 70, you may choose an extended No Lapse Guarantee Period that is the lesser of 10 years or until the insured is age 90.

  If the extended No Lapse Guarantee terminates, the Additional No Lapse Protection Benefit guarantees that your policy remains in force while the Additional No Lapse Protection Benefit is available. This benefit is available for a period of time we call the Additional No Lapse Protection Benefit Period, unless this benefit is terminated earlier. The Additional No Lapse Protection Benefit Period is equal to the length of time your policy would remain in force if your policy's Account Value less any Indebtedness was credited with interest at a rate of 4.5% per year and subject to all applicable charges at the maximum rates. The beginning Account Value for this calculation is the Account Value as of the date the No Lapse Guarantee goes into default or terminates, whichever is earlier. We will send you a notice when the extended No Lapse Guarantee terminates, telling you how long your Additional No Lapse Protection Benefit Period will be.

  The Additional No Lapse Protection Benefit will terminate at the end of the Additional No Lapse Protection Benefit Period. It will also terminate if you take a loan or withdrawal from your policy, change the Death Benefit Option from Option A to Option B, increase your policy's Face Amount, add any Optional Supplemental Benefit or increase an Optional Supplemental Benefit.

  You may only elect this Enhanced No Lapse Guarantee Rider at the time you purchase your policy. The charge for this rider is based on the policy's Face Amount.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

333-94617
HV-3619

                                  PART C

                                OTHER INFORMATION

Item 27.        Exhibits

     (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriting Agreement. (2)

     (d)  Form of Flexible Premium Variable Life Insurance Policy. (3)

     (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(3)

     (f)  Certificate of Incorporation of Hartford(4) and Bylaws of Hartford.
          (5)

     (g)  Contracts of Reinsurance. (6)

     (h)  Form of Participation Agreement.(6)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary to be filed by Amendment.

     (l) Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA to be filed by Amendment.

     (m)  Not Applicable.

     (n) Consent of Arthur Andersen LLP, Independent Public Accountants to be filed by Amendment.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Copy of Power of Attorney.

     (s)  Organizational Chart.(7)

-------------------
(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.

(3) Incorporated by reference to the Initial Filing of the Registration Statement on Form S-6, File No. 333-94617, on January 13, 2000.

(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form S-6, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.


(7) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 333-69485, filed on April 8, 2002.

Item 28. Directors and Officers.

NAME                            POSITION WITH HARTFORD
---------------------           ----------------------
David A. Carlson                Vice President
-------------------------------------------------------------------------------------------
Michael B. Cefole               Vice President
-------------------------------------------------------------------------------------------
Patrice Kelly-Ellis             Senior Vice President
-------------------------------------------------------------------------------------------
Bruce W. Ferris                 Vice President
-------------------------------------------------------------------------------------------
Timothy M. Fitch                Senior Vice President and Actuary
-------------------------------------------------------------------------------------------
Mary Jane B. Fortin             Senior Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------------------
David T. Foy                    Senior Vice President, Chief Financial Officer and
                                Treasurer, Director*
-------------------------------------------------------------------------------------------
Lois W. Grady                   Senior Vice President
-------------------------------------------------------------------------------------------
Susan Hess                      Vice President
-------------------------------------------------------------------------------------------
Ryan Johnson                    Vice President
-------------------------------------------------------------------------------------------
Stephen T. Joyce                Senior Vice President
-------------------------------------------------------------------------------------------
Michael D. Keeler               Vice President
-------------------------------------------------------------------------------------------
Robert A. Kerzner               Executive Vice President
-------------------------------------------------------------------------------------------
David N. Levenson               Senior Vice President
-------------------------------------------------------------------------------------------
Joseph F. Mahoney               Vice President
-------------------------------------------------------------------------------------------
Thomas M. Marra                 President, Chief Executive Officer and Chairman of
                                the Board, Director*
-------------------------------------------------------------------------------------------
Gary J. Miller                  Vice President
-------------------------------------------------------------------------------------------
Tom Nassiri                     Vice President
-------------------------------------------------------------------------------------------
Craig R. Raymond                Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------------------
Christine Hayer Repasy          Senior Vice President, General Counsel and
                                Corporate Secretary, Director*
-------------------------------------------------------------------------------------------
Michael J. Roscoe               Vice President
-------------------------------------------------------------------------------------------
David T. Schrandt               Vice President
-------------------------------------------------------------------------------------------
Martin A. Swanson               Vice President
-------------------------------------------------------------------------------------------
Joe M. Thomson                  Senior Vice President
-------------------------------------------------------------------------------------------
John C. Walters                 Executive Vice President, Director*
-------------------------------------------------------------------------------------------
Eric H. Wietsma                 Vice President
-------------------------------------------------------------------------------------------
David M. Znamierowski           Senior Vice President and Chief Investment Officer,
                                Director*
-------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*  Denotes Board of Directors

Item 29.  Persons Controlled By or Under Common Control with the Depositor or
              Registrant

          See Item 27(s).

Item 30:  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

        (a) HESCO acts as principal underwriter for the following investment companies:

             Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate
               Account
             Hartford Life Insurance Company - ICMG Registered Variable
               Life Separate Account A
             Hartford Life and Annuity Insurance Company - Separate
               Account VL I
             Hartford Life and Annuity Insurance Company - Separate
               Account VL II
             Hartford Life and Annuity Insurance Company - ICMG Registered
               Variable Life Separate Account One

         (b) Directors and Officers of HESCO

                                         Positions and Offices
                 Name                       With  Underwriter
                 ----                       -----------------
                 David A. Carlson        Vice President
                 Timothy M. Fitch        Senior Vice President & Actuary
                 George R. Jay           Controller
                 Robert A. Kerzner       Executive Vice President, Director
                 Joseph F. Mahoney       Vice President
                 Thomas M. Marra         President, Chief Executive Officer and
                                           Chairman of the Board, Director
                 Christine Hayer Repasy  Senior Vice President, General
                                           Counsel and Corporate Secretary,
                                           Director
                 John C. Walters         Executive Vice President


              Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

              All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

              All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.   Representation of Reasonableness of Fees

              Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 10th day of May, 2002.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT VL I
  (Registrant)

 By: Thomas M. Marra
     --------------------------------------
     Thomas M. Marra, President, Chief       *By: /s/ Christopher M. Grinnell
     Executive Officer and Chairman                   -----------------------
     of the Board*                                    Christopher M. Grinnell
                                                      Attorney-In-Fact
HARTFORD LIFE INSURANCE COMPANY
 (Depositor)

 By: Thomas M. Marra
     --------------------------------------
     Thomas M. Marra, President, Chief
     Executive Officer and Chairman
     of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.



David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board,
     Director*                                 *By: /s/ Christopher M. Grinnell
Christine Hayer Repasy, Senior Vice President,          -----------------------
     General Counsel & Corporate Secretary,             Christopher M. Grinnell
     Director*                                          Attorney-in-Fact
John C. Walters, Executive Vice President,
     Director*
Lizabeth H. Zlatkus, Executive Vice President,       Date: May 10, 2002
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*



333-94617

                                  Exhibit Index

1.4  Copy of Power of Attorney.